Acquisition of Navios Containers and Navios Acquisition (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Revenues	$ 1,344,143	$ 1,334,066	$ 1,306,889
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	285,334	367,308	433,645
Limited Partner [Member]
Business Combination [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 279,342	$ 359,867	$ 424,974